Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Timing

The Company has adopted an Equity Award Grant Policy which established its process for granting equity awards. While the Company may make grants at any time, it will generally make grants in connection with the hire of a new employee, the promotion of an existing employee, or on an annual basis to existing employees. During 2024, our compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, we did not grant stock options to our NEOs during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that discloses material nonpublic information.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

The Company has adopted an Equity Award Grant Policy which established its process for granting equity awards. While the Company may make grants at any time, it will generally make grants in connection with the hire of a new employee, the promotion of an existing employee, or on an annual basis to existing employees. During 2024, our compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, we did not grant stock options to our NEOs during any period beginning four business days before and ending one business day after the filing or furnishing of a Form 10-Q, 10-K or 8-K that discloses material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false